Schedule of reconciliation of income tax credit (Details) - USD ($)	4 Months Ended	12 Months Ended
	Aug. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Loss before tax	$ (6,303)
Income tax credit/(expense)
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Loss before tax		$ (2,398,575)	$ (582,060)
Less: Share result of associates		(3,421)	(1,635)
Loss before tax after associates share		(2,401,996)	(583,695)
Taxation at statutory rate of 24% (2023: 24%)		(576,479)	(140,087)
Non-taxable income			(1,089)
Expenses not deductible		141,877	103,623
Utilisation of deferred tax assets previously not recognised		(109,818)	(128,509)
Deferred tax assets not recognised		537,006	197,222
Estimated tax payable			118,113
Deferred tax			(1,471)
Income tax credit/(expense)		$ (7,414)	$ 147,802